Reserve Factoring (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Factoring [Line Items]
Factoring operations - beggining of period	R$ 290,847	R$ 753,352
Additions of Operational Factoring	208,804	391,676
Payment of Operational Factoring	(496,286)	(831,477)
Interest paid from Operating Factoring	(13,589)	(39,714)
Interest incurred from Operating Factoring	10,224	17,010
Factoring operations - ending of period	R$ 0	R$ 290,847